Convertible Debt Obligations - Schedule of Debt Obligations (Details) (10-K) - USD ($)		Jun. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Convertible Debt Obligations [Line Items]
Interest				$ 52,209		$ 113,679
Debt Obligations [Member]
Convertible Debt Obligations [Line Items]
Principal
Interest	[1]			279,735		255,481
Total				279,735		255,481
Convertible Notes [Member]
Convertible Debt Obligations [Line Items]
Principal				1,251,854		20,000
Interest	[1]			75,013
Total				1,326,867		20,000
Gaucho Notes [Member]
Convertible Debt Obligations [Line Items]
Principal		$ 150,000		1,480,800
Interest		1,987	[2]	18,787	[1]		[1]
Total				1,499,587
Total Debt Obligations [Member]
Convertible Debt Obligations [Line Items]
Principal		1,320,354		2,732,654		20,000
Interest		$ 415,662	[2]	373,535	[1]	255,481	[1]
Total				$ 3,106,189		$ 275,481

[1]	Accrued interest is included as a component of accrued expenses on the consolidated balance sheets. (See Note 9 - Accrued Expenses)
[2]	Accrued interest is included as a component of accrued expenses on the accompanying condensed consolidated balance sheets (see Note 6 - Accrued Expenses).